                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP

                        1220 19th Street, N.W., Suite 600
                              Washington, DC 20036
                                 (202) 822-9611

Prufesh R. Modhera, Esq.                                  1933 Act Rule 497(j)
Direct Dial - (202) 419-8417                       1933 Act File No. 033-72416
pmodhera@stradley.com                              1940 Act File No. 811-08200

November 2, 2005

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:   Bridgeway Funds, Inc. (the "Registrant")
            SEC File Nos. 033-72416 and 811-08200
            Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the  Registrant,  pursuant to Rule 497(j) under the Securities
Act of 1933, as amended,  this letter serves as  certification  that the form of
Prospectus  and Statement of Additional  Information  that would have been filed under  paragraph (c) of Rule 497 would not have differed from those contained in
Post-Effective Amendment No. 22/22 filed electronically with the U.S. Securities and Exchange Commission on October 28, 2005.

     Please direct any questions or comments  relating to this  certification to me at the above phone  number,  or in my absence to Michael P.  O'Hare,  Esq. at
(215) 564-8198.

                                             Very truly yours,

                                             /s/ Prufesh Modhera
                                             Prufesh Modhera

cc:  Michael P. O'Hare, Esq.